GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – 23.7%
Aerospace & Defense – 0.8%
BAE Systems Holdings, Inc. ( United Kingdom )
$ 7,436,000 3.850%
12/15/25
(a)
$ 7,391,910
Banks – 17.3%
Banco Santander SA ( Spain )
5,000,000 4.250
04/11/27
4,957,581
Bank of Montreal ( Canada )
( SOFR + 0.429% )
2,014,000 4.588
12/11/26
(b)
2,012,798
( SOFRINDX + 1.160% )
2,983,000 5.507
12/11/26
(b)
3,009,570
Bank of Montreal , MTN ( Canada )
2,900,000 4.850
07/30/26
2,899,485
Bank of Nova Scotia (The) ( Canada )
3,853,000 4.750
02/02/26
3,856,404
1,076,000 1.300
09/15/26
1,035,413
Banque Federative du Credit Mutuel SA ( France )
( SOFRINDX + 1.400% )
2,251,000 5.744
07/13/26
(a)(b)
2,272,636
( SOFR + 1.130% )
2,896,000 5.474
01/23/27
(a)(b)
2,907,325
Barclays PLC ( United Kingdom )
( US 1 Year CMT T-Note +
3.050% )
1,895,000 7.325
11/02/26
(b)
1,913,410
BNP Paribas SA ( France )
( SOFR + 2.074% )
3,107,000 2.219
06/09/26
(a)(b)
3,105,234
BPCE SA ( France )
( SOFR + 0.960% )
1,650,000 5.308
09/25/25
(a)(b)
1,652,372
3,133,000 5.100
01/26/26
(a)
3,138,265
Canadian Imperial Bank of Commerce ( Canada )
( SOFR + 1.220% )
1,851,000 5.569
10/02/26
(b)
1,864,523
3,078,000 3.450
04/07/27
3,025,423
( SOFR + 0.940% )
2,877,000 5.290
06/28/27
(b)
2,884,969
Cooperatieve Rabobank UA ( Netherlands )
( US 1 Year CMT T-Note +
0.550% )
5,148,000 1.106
02/24/27
(a)(b)
5,011,470
Credit Agricole SA ( France )
( SOFR + 1.676% )
2,110,000 1.907
06/16/26
(a)(b)
2,107,488
5,817,000 5.589
07/05/26
(a)
5,887,269
( SOFR + 0.892% )
1,000,000 1.247
01/26/27
(a)(b)
976,863
( SOFR + 0.870% )
2,500,000 5.217
03/11/27
(a)(b)
2,503,633
Danske Bank A/S ( Denmark )
( US 1 Year CMT T-Note +
1.350% )
2,069,000 1.621
09/11/26
(a)(b)
2,049,492
Deutsche Bank AG ( Germany )
( SOFR + 3.190% )
3,433,000 6.119
07/14/26
(b)
3,436,110
( SOFR + 1.219% )
4,591,000 5.565
11/16/27
(b)
4,570,344
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
DNB Bank ASA ( Norway )
( US 1 Year CMT T-Note +
0.850% )
$ 3,750,000 1.127%
09/16/26
(a)(b)
$ 3,709,615
HSBC Holdings PLC ( United Kingdom )
( SOFR + 1.929% )
1,836,000 2.099
06/04/26
(b)
1,836,000
( 3M U.S. T-Bill MMY +
1.609% )
2,123,000 4.292
09/12/26
(b)
2,118,467
ING Groep NV ( Netherlands )
( US 1 Year CMT T-Note +
1.100% )
1,750,000 1.400
07/01/26
(a)(b)
1,744,962
Intesa Sanpaolo SpA ( Italy )
3,201,000 7.000
11/21/25
(a)
3,230,949
Macquarie Bank Ltd. ( Australia )
( SOFR + 0.920% )
2,462,000 5.269
07/02/27
(a)(b)
2,473,481
Macquarie Group Ltd. ( Australia )
( SOFR + 1.069% )
3,525,000 1.340
01/12/27
(a)(b)
3,453,405
Mitsubishi UFJ Financial Group, Inc. ( Japan )
2,566,000 3.850
03/01/26
2,553,541
Mizuho Financial Group, Inc. ( Japan )
1,421,000 2.839
09/13/26
1,391,408
National Bank of Canada ( Canada )
( SOFR + 0.557% )
3,265,000 4.702
03/05/27
(b)
3,260,525
( SOFRINDX + 1.030% )
1,000,000 5.379
07/02/27
(b)
1,002,155
NatWest Group PLC ( United Kingdom )
( US 1 Year CMT T-Note +
2.850% )
2,152,000 7.472
11/10/26
(b)
2,176,634
NatWest Markets PLC ( United Kingdom )
2,937,000 1.600
09/29/26
(a)
2,824,424
( SOFR + 0.900% )
3,000,000 5.246
05/17/27
(a)(b)
3,000,680
( SOFR + 0.950% )
2,035,000 5.298
03/21/28
(a)(b)
2,034,414
Royal Bank of Canada , GMTN ( Canada )
( SOFRINDX + 0.720% )
2,950,000 5.063
10/18/27
(b)
2,948,950
Skandinaviska Enskilda Banken AB ( Sweden )
1,532,000 1.200
09/09/26
(a)
1,471,712
( SOFR + 0.890% )
2,427,000 5.237
03/05/27
(a)(b)
2,439,772
Societe Generale SA ( France )
3,207,000 5.250
02/19/27
(a)
3,227,231
( SOFR + 1.100% )
10,095,000 5.446
02/19/27
(a)(b)
10,096,974
Standard Chartered PLC ( United Kingdom )
( US 1 Year CMT T-Note +
2.050% )
1,000,000 6.170
01/09/27
(a)(b)
1,008,087
( US 1 Year CMT T-Note +
1.000% )
4,906,000 1.456
01/14/27
(a)(b)
4,804,903

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Sumitomo Mitsui Financial Group, Inc. ( Japan )
$ 2,872,000 3.784%
03/09/26
$ 2,855,846
2,388,000 2.632
07/14/26
2,340,018
Svenska Handelsbanken AB ( Sweden )
( SOFR + 1.250% )
1,807,000 5.596
06/15/26
(a)(b)
1,823,103
Toronto-Dominion Bank (The) ( Canada )
( SOFR + 0.620% )
1,802,000 4.967
12/17/26
(b)
1,802,486
( SOFR + 0.820% )
3,142,000 5.166
01/31/28
(b)
3,141,903
Toronto-Dominion Bank (The) , MTN ( Canada )
( SOFR + 1.080% )
2,356,000 5.424
07/17/26
(b)
2,370,555
UBS Group AG ( Switzerland )
2,208,000 4.125
04/15/26
(a)
2,199,545
( US 1 Year CMT T-Note +
1.550% )
1,673,000 5.711
01/12/27
(a)(b)
1,681,524
( US 1 Year CMT T-Note +
1.080% )
2,000,000 1.364
01/30/27
(a)(b)
1,954,964
( SOFRINDX + 0.980% )
786,000 1.305
02/02/27
(a)(b)
767,986
150,824,296
Basic Industry – 0.3%
Nutrien Ltd. ( Canada )
2,398,000 4.500
03/12/27
2,396,346
Consumer Cyclical – 1.3%
BMW  U.S. Capital LLC ( Germany )
( SOFRINDX + 0.920% )
4,460,000 5.268
03/21/28
(a)(b)
4,454,055
Mercedes-Benz Finance North America LLC ( Germany )
2,131,000 4.875
07/31/26
(a)
2,136,791
Volkswagen Group of America Finance LLC ( Germany )
1,203,000 5.400
03/20/26
(a)
1,207,568
3,300,000 4.900
08/14/26
(a)
3,299,533
11,097,947
Distributors – 1.0%
Daimler Truck Finance North America LLC ( Germany )
( SOFR + 0.960% )
1,070,000 5.308
09/25/27
(a)(b)
1,068,229
( SOFR + 0.840% )
7,247,000 5.184
01/13/28
(a)(b)
7,224,035
8,292,264
Financial Company – 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
1,284,000 6.500
07/15/25
1,284,611
2,121,000 4.450
10/01/25
2,118,072
9,136,000 2.450
10/29/26
8,852,079
12,254,762
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Insurance – 0.3%
Great-West Lifeco  U.S. Finance 2020 LP ( Canada )
$ 2,179,000 0.904%
08/12/25
(a)
$ 2,161,258
Metals and Mining – 0.8%
Glencore Funding LLC ( Australia )
1,901,000 1.625
09/01/25
(a)
1,885,770
( SOFRINDX + 0.750% )
4,906,000 5.099
10/01/26
(a)(b)
4,905,576
6,791,346
Telecommunications – 0.3%
NBN Co. Ltd. ( Australia )
3,106,000 1.450
05/05/26
(a)
3,018,700
Wireless – 0.2%
NTT Finance Corp. ( Japan )
2,010,000 1.162
04/03/26
(a)
1,954,742
TOTAL FOREIGN CORPORATE DEBT
(Cost $205,837,390)
206,183,571
a
Corporate Obligations – 23.1%
Aerospace & Defense – 0.2%
RTX Corp.
2,083,000 3.950
08/16/25
2,078,903
Agriculture – 0.1%
Bunge Ltd. Finance Corp.
1,000,000 3.250
08/15/26
984,780
Banks – 8.5%
American Express Co.
( SOFRINDX + 1.350% )
1,116,000 5.695
10/30/26
(b)
1,119,439
( SOFR + 0.750% )
5,917,000 5.094
04/23/27
(b)
5,917,483
Bank of America NA
( SOFR + 1.020% )
1,695,000 5.366
08/18/26
(b)
1,704,127
Bank of New York Mellon Corp. (The) , MTN
650,000 3.950
11/18/25
647,875
Charles Schwab Corp. (The)
( SOFRINDX + 0.520% )
1,259,000 4.864
05/13/26
(b)
1,259,070
Citibank NA
3,542,000 4.929
08/06/26
3,561,584
Citigroup Global Markets Holdings, Inc. , MTN
3,369,000 4.800
12/19/25
3,368,436
Citigroup, Inc.
( SOFR + 1.143% )
4,478,000 5.486
05/07/28
(b)
4,487,951
Fifth Third Bank NA
1,659,000 3.850
03/15/26
1,645,402
HSBC USA, Inc.
( SOFR + 0.960% )
7,365,000 5.310
03/04/27
(b)
7,394,801
JPMorgan Chase & Co.
( SOFR + 0.800% )
6,589,000 1.045
11/19/26
(b)
6,474,991
( 3M U.S. T-Bill MMY +
1.507% )
2,000,000 3.960
01/29/27
(b)
1,991,576

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
KeyBank NA
$ 1,295,000 4.150%
08/08/25
$ 1,291,854
Manufacturers & Traders Trust Co.
11,033,000 4.650
01/27/26
11,018,421
Morgan Stanley
( SOFR + 1.669% )
1,606,000 4.679
07/17/26
(b)
1,605,154
( SOFR + 1.295% )
5,000,000 5.050
01/28/27
(b)
5,009,691
Morgan Stanley Bank NA
( SOFR + 1.165% )
1,529,000 5.512
10/30/26
(b)
1,541,239
( SOFR + 0.685% )
1,552,000 5.029
10/15/27
(b)
1,551,697
PNC Bank NA
( SOFR + 0.504% )
3,718,000 4.775
01/15/27
(b)
3,720,247
( SOFR + 0.500% )
2,657,000 4.844
01/15/27
(b)
2,657,246
PNC Financial Services Group, Inc. (The)
( SOFRINDX + 1.085% )
794,000 4.758
01/26/27
(b)
794,531
State Street Corp.
( SOFR + 0.845% )
1,383,000 5.189
08/03/26
(b)
1,389,411
( SOFR + 0.640% )
1,299,000 4.984
10/22/27
(b)
1,296,921
Truist Bank
( SOFR + 0.590% )
2,157,000 4.671
05/20/27
(b)
2,158,513
U.S. Bancorp
( SOFR + 1.430% )
790,000 5.727
10/21/26
(b)
792,900
74,400,560
Basic Industry – 0.1%
Dow Chemical Co. (The)
816,000 4.550
11/30/25
814,043
Brokerage – 0.7%
Jefferies Financial Group, Inc. , MTN
4,073,000 5.000
02/10/26
4,069,778
Nasdaq, Inc.
1,600,000 5.650
06/28/25
1,599,765
5,669,543
Capital Goods – 0.3%
General Electric Co. , MTN
( 3M U.S. T-Bill MMY +
0.642% )
1,469,000 4.902
05/05/26
(b)
1,470,325
John Deere Capital Corp.
( SOFR + 0.680% )
1,134,000 5.026
07/15/27
(b)
1,137,082
2,607,407
Consumer Cyclical – 2.9%
7-Eleven, Inc.
2,751,000 0.950
02/10/26
(a)
2,675,313
American Honda Finance Corp. , Series A
( SOFR + 0.650% )
7,600,000 4.997
05/20/26
(b)
7,603,321
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
eBay, Inc.
$ 1,500,000 5.900%
11/22/25
$ 1,507,027
Expedia Group, Inc.
921,000 5.000
02/15/26
922,009
General Motors Financial Co., Inc.
1,629,000 5.250
03/01/26
1,630,951
4,500,000 5.400
04/06/26
4,512,977
( SOFRINDX + 1.050% )
2,568,000 5.394
07/15/27
(b)
2,549,285
( SOFRINDX + 1.170% )
3,500,000 5.528
04/04/28
(b)
3,452,134
24,853,017
Consumer Noncyclical – 1.3%
Amgen, Inc.
9,136,000 5.507
03/02/26
9,137,360
Laboratory Corp. of America Holdings
2,392,000 1.550
06/01/26
2,323,221
11,460,581
Distributors – 1.8%
Hyundai Capital America
215,000 5.500
03/30/26
(a)
216,047
1,370,000 5.450
06/24/26
(a)
1,377,421
3,690,000 4.850
03/25/27
(a)
3,686,247
( SOFR + 1.500% )
3,000,000 5.850
01/08/27
(a)(b)
3,020,846
( SOFR + 1.030% )
3,327,000 5.379
09/24/27
(a)(b)
3,317,709
( SOFR + 0.920% )
3,915,000 5.267
01/07/28
(a)(b)
3,896,890
15,515,160
Electric – 0.7%
National Rural Utilities Cooperative Finance Corp. , GMTN
( SOFR + 0.800% )
3,154,000 5.144
02/05/27
(b)
3,161,740
Southwestern Electric Power Co. , Series K
2,560,000 2.750
10/01/26
2,496,196
5,657,936
Energy – 0.4%
ONEOK, Inc.
1,215,000 4.150
06/01/25
1,215,000
Williams Cos., Inc. (The)
2,565,000 5.400
03/02/26
2,579,578
3,794,578
Financial Company – 0.7%
Air Lease Corp.
1,502,000 3.375
07/01/25
1,499,837
1,266,000 1.875
08/15/26
1,224,345
Air Lease Corp. , MTN
3,538,000 2.875
01/15/26
3,496,148
6,220,330

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Food and Beverage – 0.2%
Keurig Dr Pepper, Inc.
(SOFRINDX + 0.880%)
$ 1,908,000 5.226%
03/15/27
(b)
$ 1,917,041
Healthcare – 0.5%
CVS Health Corp.
1,273,000 5.000
02/20/26
1,272,583
GE HealthCare Technologies, Inc.
2,965,000 5.600
11/15/25
2,969,637
UnitedHealth Group, Inc.
326,000 3.100
03/15/26
321,912
4,564,132
Insurance – 3.0%
Corebridge Global Funding
1,061,000 5.350
06/24/26
(a)
1,069,938
( SOFR + 1.300% )
1,860,000 5.650
09/25/26
(a)(b)
1,872,426
( SOFR + 0.750% )
3,560,000 5.097
01/07/28
(a)(b)
3,542,025
Equitable Financial Life Global Funding
1,211,000 1.000
01/09/26
(a)
1,184,486
3,980,000 4.600
04/01/27
(a)
3,977,469
Guardian Life Global Funding
390,000 1.100
06/23/25
(a)
389,173
Jackson National Life Global Funding
4,584,000 4.900
01/13/27
(a)
4,601,713
( SOFR + 0.970% )
4,000,000 5.314
01/14/28
(a)(b)
3,999,059
New York Life Global Funding
( SOFR + 0.580% )
801,000 4.931
08/28/26
(a)(b)
802,233
Pacific Life Global Funding II
( SOFRINDX + 1.050% )
3,765,000 5.395
07/28/26
(a)(b)
3,788,845
Protective Life Global Funding
939,000 1.618
04/15/26
(a)
915,476
26,142,843
Revenue – 0.0%
Baylor Scott & White Holdings , Series 2021
290,000 0.827
11/15/25
283,441
PeaceHealth Obligated Group , Series 2020
21,000 1.375
11/15/25
20,625
304,066
Software – 0.4%
Oracle Corp.
1,250,000 1.650
03/25/26
1,219,952
Take-Two Interactive Software, Inc.
1,729,000 5.000
03/28/26
1,732,745
2,952,697
Technology – 1.1%
Dell International LLC / EMC Corp.
502,000 6.020
06/15/26
506,648
International Business Machines Corp.
5,000,000 4.000
07/27/25
4,990,787
PayPal Holdings, Inc.
( SOFR + 0.670% )
4,000,000 5.017
03/06/28
(b)
4,000,732
9,498,167
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Transportation – 0.1%
ERAC USA Finance LLC
$ 1,000,000 3.300%
12/01/26
(a)
$ 982,066
Wireless – 0.1%
Pacific Bell Telephone Co.
599,000 7.125
03/15/26
607,180
T-Mobile USA, Inc.
456,000 5.375
04/15/27
456,079
1,063,259
TOTAL CORPORATE OBLIGATIONS
(Cost $201,329,327)
201,481,109
a
Asset-Backed Securities – 22.3%
Ally Auto Receivables Trust , Series 2022-1, Class A3
442,014 3.310
11/15/26
441,016
American Express Credit Account Master Trust , Series 2022-3,
Class A
2,450,000 3.750
08/15/27
2,445,730
American Express Credit Account Master Trust , Series 2023-1,
Class A
6,175,000 4.870
05/15/28
6,201,887
American Express Credit Account Master Trust , Series 2025-2,
Class A
2,750,000 4.280
04/15/30
2,750,174
BA Credit Card Trust , Series 2022-A1, Class A1
3,075,000 3.530
11/15/27
3,074,328
BA Credit Card Trust , Series 2022-A2, Class A2
2,100,000 5.000
04/15/28
2,104,425
BA Credit Card Trust , Series 2023-A2, Class A2
6,075,000 4.980
11/15/28
6,132,526
Chase Auto Owner Trust , Series 2024-2A, Class A2
640,563 5.660
05/26/27
(a)
642,074
Chase Auto Owner Trust , Series 2024-5A, Class A3
2,000,000 4.180
08/27/29
(a)
1,987,283
Chase Issuance Trust , Series 2023-A1, Class A
3,975,000 5.160
09/15/28
4,012,830
City of New York NY , Series G-1
3,220,000 5.698
03/01/27
3,271,169
City of San Antonio TX
1,730,000 5.635
02/01/26
1,734,651
Drive Auto Receivables Trust , Series 2024-2, Class A2
753,616 4.940
12/15/27
753,801
Exeter Automobile Receivables Trust , Series 2024-5A, Class A2
1,071,668 4.790
04/15/27
1,071,422
Exeter Automobile Receivables Trust , Series 2024-5A, Class A3
1,825,000 4.450
03/15/28
1,819,996
Exeter Automobile Receivables Trust , Series 2025-3A, Class A3
1,450,000 4.780
07/16/29
1,452,039
Ford Credit Auto Lease Trust , Series 2024-B, Class A3
2,000,000 4.990
12/15/27
2,004,852
Ford Credit Auto Lease Trust , Series 2025-A, Class A3
2,925,000 4.720
06/15/28
2,940,584
Ford Credit Auto Owner Trust , Series 2020-2, Class A
1,625,000 1.060
04/15/33
(a)
1,603,668
Ford Credit Auto Owner Trust , Series 2022-A, Class A3
76,937 1.290
06/15/26
76,839
Ford Credit Auto Owner Trust , Series 2024-C, Class A3
2,025,000 4.070
07/15/29
2,013,309

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Asset-Backed Securities – (continued)
GM Financial Automobile Leasing Trust , Series 2023-2, Class A3
$ 1,624,943 5.050%
07/20/26
$ 1,625,820
GM Financial Automobile Leasing Trust , Series 2023-3, Class A3
2,454,560 5.380
11/20/26
2,458,144
GM Financial Automobile Leasing Trust , Series 2024-3, Class A3
2,700,000 4.210
10/20/27
2,694,969
GM Financial Consumer Automobile Receivables Trust , Series
2022-1, Class A3
304,439 1.260
11/16/26
303,591
GM Financial Consumer Automobile Receivables Trust , Series
2025-1, Class A3
2,475,000 4.620
12/17/29
2,484,716
GMF Floorplan Owner Revolving Trust , Series 2023-1, Class A1
1,500,000 5.340
06/15/28
(a)
1,511,732
Honda Auto Receivables 2023-4 Owner Trust , Series 2023-4,
Class A2
396,196 5.870
06/22/26
396,724
Hyundai Auto Lease Securitization Trust , Series 2024-B, Class A3
2,400,000 5.410
05/17/27
(a)
2,420,156
Hyundai Auto Lease Securitization Trust , Series 2024-C, Class A3
4,000,000 4.620
04/17/28
(a)
4,011,556
Hyundai Auto Receivables Trust , Series 2022-C, Class A3
1,792,353 5.390
06/15/27
1,798,409
Hyundai Auto Receivables Trust , Series 2023-A, Class A3
1,864,648 4.580
04/15/27
1,864,464
Hyundai Auto Receivables Trust , Series 2023-C, Class A2A
608,433 5.800
01/15/27
609,056
Hyundai Auto Receivables Trust , Series 2024-B, Class A3
1,925,000 4.840
03/15/29
1,940,224
M&T Bank Auto Receivables Trust , Series 2025-1A, Class A2A
2,925,000 4.630
05/15/28
(a)
2,927,289
Mercedes-Benz Auto Lease Trust , Series 2024-B, Class A2A
1,124,184 4.570
12/15/26
1,124,222
Nelnet Student Loan Trust , Series 2016-1A, Class A
( SOFR + 0.914% )
187,145 5.236
09/25/65
(a)(b)
186,934
New Jersey Transportation Trust Fund Authority , Series BB
2,890,000 5.093
06/15/25
2,890,094
Nissan Auto Lease Trust , Series 2024-A, Class A3
4,000,000 4.910
04/15/27
4,013,039
Rhode Island Student Loan Authority , Series 2012-1, Class A1
( SOFR + 1.014% )
263,584 5.364
07/01/31
(b)
261,717
Santander Drive Auto Receivables Trust , Series 2024-4, Class A3
4,125,000 4.850
01/16/29
4,131,798
Santander Drive Auto Receivables Trust , Series 2024-5, Class A2
1,850,103 4.880
09/15/27
1,849,701
Santander Drive Auto Receivables Trust , Series 2025-2, Class A2
1,975,000 4.710
06/15/28
1,971,622
Toyota Auto Receivables Owner Trust , Series 2022-D, Class A3
1,211,242 5.300
09/15/27
1,215,928
Toyota Auto Receivables Owner Trust , Series 2024-C, Class A3
2,100,000 4.880
03/15/29
2,116,643
Toyota Lease Owner Trust , Series 2024-A, Class A3
2,864,374 5.250
04/20/27
(a)
2,874,863
Toyota Lease Owner Trust , Series 2024-B, Class A3
3,250,000 4.210
09/20/27
(a)
3,241,937
Volkswagen Auto Loan Enhanced Trust , Series 2024-1, Class A2A
3,102,443 4.650
11/22/27
3,105,539
Principal
Amount Interest Rate Maturity Date Value
a
Asset-Backed Securities – (continued)
World Omni Auto Receivables Trust , Series 2023-C, Class A3
$ 2,530,000 5.150%
11/15/28
$ 2,539,558
107,105,048
1988 CLO 3 Ltd. , Series 2023-3A, Class A1
( 3M U.S. T-Bill MMY +
2.000% )
6,500,000 6.256
10/15/38
(a)(b)
6,519,078
AGL CLO 16 Ltd. , Series 2021-16A, Class AR
( 3M U.S. T-Bill MMY +
0.950% )
2,270,000 5.219
01/20/35
(a)(b)
2,260,203
AGL CLO 5 Ltd. , Series 2020-5A, Class A1RR
( 3M U.S. T-Bill MMY +
0.938% )
4,000,000 5.208
07/20/34
(a)(b)
3,994,848
Apidos CLO XXIII , Series 2015-23A, Class ARR
( 3M U.S. T-Bill MMY +
1.050% )
3,900,000 5.306
04/15/33
(a)(b)
3,894,115
ARES LII CLO Ltd. , Series 2019-52A, Class A1RR
( 3M U.S. T-Bill MMY +
0.880% )
2,922,696 5.152
04/22/31
(a)(b)
2,918,312
Bain Capital Credit CLO , Series 2018-2A, Class A1R
( 3M U.S. T-Bill MMY +
1.080% )
455,845 5.349
07/19/31
(a)(b)
455,645
Bryant Park Funding Ltd. , Series 2023-21A, Class A1
( 3M U.S. T-Bill MMY +
2.050% )
4,200,000 6.319
10/18/36
(a)(b)
4,212,793
CarVal CLO II Ltd. , Series 2019-1A, Class AR2
( 3M U.S. T-Bill MMY +
1.020% )
2,440,637 5.289
04/20/32
(a)(b)
2,440,888
Cedar Funding Ltd. , Series 2018-7A, Class AR
( 3M U.S. T-Bill MMY +
1.080% )
491,051 5.349
01/20/31
(a)(b)
490,637
CIFC Falcon 2020 Ltd. , Series 2019-FAL, Class A
( 3M U.S. T-Bill MMY +
1.262% )
3,593,819 5.531
01/20/33
(a)(b)
3,599,745
CIFC Funding Ltd. , Series 2017-2A, Class AR
( 3M U.S. T-Bill MMY +
1.212% )
200,554 5.481
04/20/30
(a)(b)
200,581
Dryden 43 Senior Loan Fund , Series 2016-43A, Class AR3
( 3M U.S. T-Bill MMY +
1.070% )
4,000,000 5.339
04/20/34
(a)(b)
3,985,456
Dryden 77 CLO Ltd. , Series 2020-77A, Class AR
( 3M U.S. T-Bill MMY +
1.382% )
6,000,000 5.704
05/20/34
(a)(b)
6,002,970
Dryden XXVI Senior Loan Fund , Series 2013-26A, Class AR
( 3M U.S. T-Bill MMY +
1.162% )
75,515 5.418
04/15/29
(a)(b)
75,517

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Asset-Backed Securities – (continued)
Fort Greene Park CLO LLC , Series 2025-2A, Class AR
( 3M U.S. T-Bill MMY +
0.950% )
$ 6,000,000 5.222%
04/22/34
(a)(b)
$ 5,961,282
Golub Capital Partners CLO 53B Ltd. , Series 2021-53A, Class AR
( 3M U.S. T-Bill MMY +
0.980% )
1,500,000 5.291
07/20/34
(a)(b)
1,489,168
Jamestown CLO XV Ltd. , Series 2020-15A, Class A1R
( 3M U.S. T-Bill MMY +
1.370% )
4,400,000 5.626
07/15/35
(a)(b)
4,400,942
Marathon CLO XIII Ltd. , Series 2019-1A, Class AAR2
( 3M U.S. T-Bill MMY +
1.200% )
1,765,131 5.456
04/15/32
(a)(b)
1,765,131
Mountain View CLO XVI Ltd. , Series 2022-1A, Class A1R
( 3M U.S. T-Bill MMY +
1.460% )
2,325,000 5.716
04/15/34
(a)(b)
2,326,744
Neuberger Berman Loan Advisers CLO 50 Ltd. , Series 2022-50A,
Class AR
( 3M U.S. T-Bill MMY +
1.250% )
3,075,000 5.529
07/23/36
(a)(b)
3,075,593
Trinitas CLO VI Ltd. , Series 2017-6A, Class ARRR
( 3M U.S. T-Bill MMY +
1.330% )
5,900,000 5.612
01/25/34
(a)(b)
5,900,206
Trysail CLO Ltd. , Series 2021-1A, Class A1
( 3M U.S. T-Bill MMY +
1.582% )
2,527,155 5.851
07/20/32
(a)(b)
2,522,184
Venture 34 CLO Ltd. , Series 2018-34A, Class AR
( 3M U.S. T-Bill MMY +
1.280% )
2,203,047 5.536
10/15/31
(a)(b)
2,203,168
Zais CLO 13 Ltd. , Series 2019-13A, Class A1AR
( 3M U.S. T-Bill MMY +
1.300% )
932,695 5.556
07/15/32
(a)(b)
932,846
71,628,052
Bank of America Auto Trust , Series 2023-2A, Class A2
108,324 5.850
08/17/26
(a)
108,373
Barclays Dryrock Issuance Trust , Series 2023-2, Class A
( SOFR + 0.900% )
2,050,000 5.232
08/15/28
(b)
2,053,294
Capital One Multi-Asset Execution Trust , Series 2022-A3, Class A
3,000,000 4.950
10/15/27
3,003,965
Citibank Credit Card Issuance Trust , Series 2023-A1, Class A1
1,300,000 5.230
12/08/27
1,305,153
Discover Card Execution Note Trust , Series 2023-A1, Class A
2,925,000 4.310
03/15/28
2,921,802
Exeter Automobile Receivables Trust , Series 2025-1A, Class A2
916,913 4.700
09/15/27
916,476
Exeter Automobile Receivables Trust , Series 2025-1A, Class A3
450,000 4.670
08/15/28
450,063
Ford Credit Auto Owner Trust , Series 2023-C, Class A2A
332,593 5.680
09/15/26
332,879
Principal
Amount Interest Rate Maturity Date Value
a
Asset-Backed Securities – (continued)
Santander Drive Auto Receivables Trust , Series 2025-1, Class A2
$ 581,310 4.760%
08/16/27
$ 581,443
Santander Drive Auto Receivables Trust , Series 2025-1, Class A3
1,575,000 4.740
01/16/29
1,574,797
Toyota Auto Receivables Owner Trust , Series 2023-B, Class A3
2,338,533 4.710
02/15/28
2,338,815
15,587,060
TOTAL ASSET-BACKED SECURITIES
(Cost $194,253,900)
194,320,160
a
Mortgage-Backed Securities – 8.8%
a
BBCMS Mortgage Trust , Series 2018-C2, Class ASB
367,334 4.236
12/15/51
364,666
BX , Series 2021-MFM1, Class A
( 1M U.S. T-Bill MMY +
0.814% )
38,100 5.143
01/15/34
(a)(b)
38,076
BX Trust , Series 2021-ARIA, Class A
( 1M U.S. T-Bill MMY +
1.014% )
1,300,000 5.343
10/15/36
(a)(b)
1,294,098
BXHPP Trust , Series 2021-FILM, Class A
( 1M U.S. T-Bill MMY +
0.764% )
1,850,000 5.093
08/15/36
(a)(b)
1,767,353
CFCRE Commercial Mortgage Trust , Series 2016-C3, Class A3
4,145,000 3.865
01/10/48
4,112,678
Citigroup Commercial Mortgage Trust , Series 2015-GC33, Class
A4
3,000,000 3.778
09/10/58
2,964,138
Citigroup Commercial Mortgage Trust , Series 2015-P1, Class A5
2,161,253 3.717
09/15/48
2,153,988
Citigroup Commercial Mortgage Trust , Series 2016-GC37, Class
A3
2,738,532 3.050
04/10/49
2,726,640
COMM Mortgage Trust , Series 2016-DC2, Class A4
273,054 3.497
02/10/49
271,953
CSAIL Commercial Mortgage Trust , Series 2015-C3, Class A4
1,777,805 3.718
08/15/48
1,769,260
DBJPM Mortgage Trust , Series 2016-C3, Class ASB
81,115 2.756
08/10/49
80,269
Extended Stay America Trust , Series 2021-ESH, Class A
( 1M U.S. T-Bill MMY +
1.194% )
1,243,705 5.523
07/15/38
(a)(b)
1,243,705
Federal Home Loan Mortgage Corporation
9,360,787 6.500
06/01/54
9,694,475
FHLMC REMIC , Series 2003-2682, Class FB
( SOFR + 1.014% )
98,598 5.347
10/15/33
(b)
99,128
FHLMC REMIC , Series 2003-2711, Class FA
( SOFR + 1.114% )
98,745 5.447
11/15/33
(b)
99,609
FHLMC REMIC , Series 2005-3033, Class FG
( SOFR + 0.464% )
330,839 4.797
09/15/35
(b)
326,876
FHLMC REMIC , Series 2007-3298, Class FC
( SOFR + 0.534% )
73,402 4.867
04/15/37
(b)
72,265

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FHLMC REMIC , Series 2007-3314, Class FC
( SOFR + 0.514% )
$ 16,493 4.847%
12/15/36
(b)
$ 16,291
FHLMC REMIC , Series 2007-3316, Class FB
( SOFR + 0.414% )
397,600 4.747
08/15/35
(b)
392,480
FHLMC REMIC , Series 2007-3371, Class FA
( SOFR + 0.714% )
85,130 5.047
09/15/37
(b)
84,553
FHLMC REMIC , Series 2009-3593, Class CF
( SOFR + 0.714% )
895,137 5.047
02/15/36
(b)
892,028
FHLMC REMIC , Series 2012-4040, Class FW
( SOFR + 0.484% )
233,045 4.817
05/15/32
(b)
232,507
FHLMC REMIC , Series 2012-4057, Class FE
( SOFR + 0.564% )
606,178 4.897
06/15/42
(b)
597,047
FHLMC REMIC , Series 2012-4068, Class UF
( SOFR + 0.614% )
146,350 4.947
06/15/42
(b)
144,493
FHLMC REMIC , Series 2012-4098, Class MF
( SOFR + 0.414% )
82,381 4.747
11/15/41
(b)
81,986
FHLMC REMIC , Series 2012-4107, Class MF
( SOFR + 0.514% )
1,274,399 4.847
09/15/42
(b)
1,251,861
FHLMC REMIC , Series 2012-4126, Class GF
( SOFR + 0.514% )
1,782,442 4.847
11/15/42
(b)
1,748,679
FHLMC REMIC , Series 2013-4203, Class QF
( SOFR + 0.364% )
796,816 4.697
05/15/43
(b)
783,297
FHLMC REMIC , Series 2013-4215, Class NF
( SOFR + 0.464% )
577,526 4.797
06/15/43
(b)
562,860
FHLMC REMIC , Series 2013-4248, Class FL
( SOFR + 0.564% )
55,015 4.897
05/15/41
(b)
54,505
FHLMC REMIC , Series 2013-4263, Class FB
( SOFR + 0.514% )
39,783 4.847
11/15/43
(b)
39,272
FHLMC REMIC , Series 2013-4272, Class FD
( SOFR + 0.464% )
40,528 4.797
11/15/43
(b)
40,034
FHLMC REMIC , Series 2018-4787, Class ZS
593,746 5.000
07/01/48
587,322
FHLMC REMIC , Series 2018-4818, Class FC
( SOFR + 0.414% )
167,645 4.747
04/15/48
(b)
161,079
FHLMC REMIC , Series 2018-4852, Class BF
( SOFR + 0.514% )
1,111,089 4.847
12/15/48
(b)
1,079,011
FHLMC REMIC , Series 2019-4897, Class F
( SOFR + 0.514% )
854,492 4.847
07/15/49
(b)
838,342
FHLMC REMIC , Series 2019-4903, Class F
( SOFR + 0.564% )
135,649 4.897
09/15/48
(b)
131,324
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FHLMC REMIC , Series 2019-4906, Class NF
( SOFR + 0.514% )
$ 1,013,022 4.850%
03/15/38
(b)
$ 988,968
FHLMC REMIC , Series 2019-4942, Class FA
( SOFR + 0.614% )
868,987 4.936
01/25/50
(b)
848,880
FHLMC REMIC , Series 2020-5002, Class FJ
( SOFR + 0.514% )
149,113 4.836
07/25/50
(b)
145,601
FHLMC STRIPS , Series 2006-239, Class F22
( SOFR + 0.464% )
123,360 4.797
08/15/36
(b)
121,753
FHLMC STRIPS , Series 2006-239, Class F30
( SOFR + 0.414% )
308,400 4.747
08/15/36
(b)
304,099
FNMA REMIC , Series 2002-53, Class FY
( SOFR + 0.614% )
123,302 4.936
08/25/32
(b)
123,066
FNMA REMIC , Series 2004-54, Class FL
( SOFR + 0.514% )
46,296 4.836
07/25/34
(b)
46,238
FNMA REMIC , Series 2004-54, Class FN
( SOFR + 0.564% )
165,894 4.886
07/25/34
(b)
165,707
FNMA REMIC , Series 2005-120, Class FE
( SOFR + 0.634% )
258,819 4.956
01/25/36
(b)
257,005
FNMA REMIC , Series 2005-87, Class FE
( SOFR + 0.564% )
270,854 4.886
10/25/35
(b)
268,821
FNMA REMIC , Series 2006-110, Class AF
( SOFR + 0.444% )
1,583,090 4.766
11/25/36
(b)
1,562,538
FNMA REMIC , Series 2006-16, Class FC
( SOFR + 0.414% )
54,363 4.736
03/25/36
(b)
53,827
FNMA REMIC , Series 2006-36, Class FB
( SOFR + 0.414% )
33,050 4.736
05/25/36
(b)
32,575
FNMA REMIC , Series 2006-42, Class PF
( SOFR + 0.524% )
56,653 4.846
06/25/36
(b)
56,206
FNMA REMIC , Series 2006-44, Class FP
( SOFR + 0.514% )
630,189 4.836
06/25/36
(b)
624,666
FNMA REMIC , Series 2006-61, Class FD
( SOFR + 0.474% )
120,750 4.796
07/25/36
(b)
119,370
FNMA REMIC , Series 2006-79, Class DF
( SOFR + 0.464% )
252,647 4.786
08/25/36
(b)
250,369
FNMA REMIC , Series 2006-88, Class AF
( SOFR + 0.574% )
271,669 4.896
09/25/36
(b)
268,872
FNMA REMIC , Series 2007-35, Class PF
( SOFR + 0.364% )
46,496 4.686
04/25/37
(b)
45,712

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FNMA REMIC , Series 2007-67, Class FB
( SOFR + 0.434% )
$ 117,383 4.756%
07/25/37
(b)
$ 115,486
FNMA REMIC , Series 2008-1, Class CF
( SOFR + 0.814% )
38,632 5.136
02/25/38
(b)
38,432
FNMA REMIC , Series 2009-110, Class FG
( SOFR + 0.864% )
122,136 5.186
01/25/40
(b)
122,456
FNMA REMIC , Series 2010-113, Class FA
( SOFR + 0.514% )
93,083 4.836
10/25/40
(b)
92,335
FNMA REMIC , Series 2010-116, Class FE
( SOFR + 0.514% )
120,783 4.836
10/25/40
(b)
119,703
FNMA REMIC , Series 2010-141, Class FB
( SOFR + 0.584% )
75,514 4.906
12/25/40
(b)
74,970
FNMA REMIC , Series 2010-15, Class FJ
( SOFR + 1.044% )
227,496 5.366
06/25/36
(b)
229,076
FNMA REMIC , Series 2010-39, Class FE
( SOFR + 0.884% )
376,480 5.206
06/25/37
(b)
377,255
FNMA REMIC , Series 2010-39, Class FG
( SOFR + 1.034% )
164,113 5.356
03/25/36
(b)
165,200
FNMA REMIC , Series 2010-46, Class WF
( SOFR + 0.864% )
1,250,308 5.186
05/25/40
(b)
1,243,313
FNMA REMIC , Series 2010-49, Class FB
( SOFR + 0.864% )
111,384 5.186
05/25/40
(b)
111,238
FNMA REMIC , Series 2010-59, Class FN
( SOFR + 0.844% )
1,235,496 5.166
06/25/40
(b)
1,229,783
FNMA REMIC , Series 2011-53, Class FT
( SOFR + 0.694% )
105,176 5.016
06/25/41
(b)
104,332
FNMA REMIC , Series 2011-87, Class FJ
( SOFR + 0.664% )
109,544 4.986
09/25/41
(b)
107,761
FNMA REMIC , Series 2012-101, Class FC
( SOFR + 0.614% )
96,396 4.936
09/25/42
(b)
94,424
FNMA REMIC , Series 2012-14, Class BF
( SOFR + 0.714% )
515,830 5.036
03/25/42
(b)
509,269
FNMA REMIC , Series 2012-37, Class BF
( SOFR + 0.614% )
105,235 4.936
12/25/35
(b)
104,467
FNMA REMIC , Series 2013-10, Class KF
( SOFR + 0.414% )
72,137 4.736
02/25/43
(b)
70,893
FNMA REMIC , Series 2013-130, Class FB
( SOFR + 0.564% )
73,375 4.886
01/25/44
(b)
72,507
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FNMA REMIC , Series 2013-19, Class DF
( SOFR + 0.414% )
$ 322,349 4.736%
09/25/41
(b)
$ 320,814
FNMA REMIC , Series 2013-2, Class QF
( SOFR + 0.614% )
45,231 4.936
02/25/43
(b)
44,777
FNMA REMIC , Series 2014-17, Class FE
( SOFR + 0.664% )
637,352 4.986
04/25/44
(b)
626,436
FNMA REMIC , Series 2014-28, Class FD
( SOFR + 0.564% )
1,168,522 4.886
05/25/44
(b)
1,151,946
FNMA REMIC , Series 2014-47, Class AF
( SOFR + 0.464% )
230,386 4.800
08/25/44
(b)
228,676
FNMA REMIC , Series 2015-27, Class KF
( SOFR + 0.414% )
53,513 4.736
05/25/45
(b)
53,205
FNMA REMIC , Series 2015-87, Class BF
( SOFR + 0.414% )
271,247 4.736
12/25/45
(b)
267,252
FNMA REMIC , Series 2016-49, Class EF
( SOFR + 0.514% )
608,238 4.836
08/25/46
(b)
601,826
FNMA REMIC , Series 2017-16, Class FA
( SOFR + 0.564% )
580,900 4.886
03/25/47
(b)
564,880
FNMA REMIC , Series 2017-91, Class GF
( SOFR + 0.464% )
1,386,454 4.786
11/25/47
(b)
1,341,228
FNMA REMIC , Series 2018-15, Class JF
( SOFR + 0.414% )
769,537 4.736
03/25/48
(b)
741,668
FNMA REMIC , Series 2018-3385, Class MA
696,758 4.500
06/01/48
667,108
FNMA REMIC , Series 2019-41, Class FM
( SOFR + 0.564% )
891,440 4.886
08/25/49
(b)
870,626
FNMA REMIC , Series 2019-6, Class KF
( SOFR + 0.564% )
1,447,573 4.886
03/25/49
(b)
1,428,501
Government National Mortgage Association , Series 2004-59,
Class FP
( 1M U.S. T-Bill MMY +
0.414% )
267,544 4.743
08/16/34
(b)
266,662
Government National Mortgage Association , Series 2005-4, Class
FA
( 1M U.S. T-Bill MMY +
0.484% )
212,277 4.813
01/16/35
(b)
211,747
Government National Mortgage Association , Series 2007-59,
Class FA
( 1M U.S. T-Bill MMY +
0.614% )
88,023 4.939
10/20/37
(b)
87,696

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
Government National Mortgage Association , Series 2013-99,
Class PF
( 1M U.S. T-Bill MMY +
0.414% )
$ 1,275,640 4.739%
07/20/43
(b)
$ 1,256,874
Government National Mortgage Association , Series 2019-110,
Class F
( 1M U.S. T-Bill MMY +
0.564% )
1,394,942 4.889
09/20/49
(b)
1,365,474
Government National Mortgage Association , Series 2019-56,
Class FB
( 1M U.S. T-Bill MMY +
0.564% )
1,581,591 4.889
05/20/49
(b)
1,548,535
Government National Mortgage Association , Series 2019-58,
Class FA
( 1M U.S. T-Bill MMY +
0.514% )
669,791 4.839
05/20/49
(b)
655,508
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series
2024-OMNI, Class A
1,850,000 5.797
10/05/39
(a)(b)
1,870,481
JP Morgan Chase Commercial Mortgage Securities Trust , Series
2016-JP2, Class ASB
88,540 2.713
08/15/49
87,867
LCCM , Series 2017-LC26, Class A4
900,000 3.551
07/12/50
(a)
872,785
Morgan Stanley Bank of America Merrill Lynch Trust , Series
2015-C23, Class A4
189,421 3.719
07/15/50
188,631
Morgan Stanley Bank of America Merrill Lynch Trust , Series
2016-C29, Class A3
4,241,819 3.058
05/15/49
4,198,138
Morgan Stanley Capital I , Series 2017-HR2, Class ASB
1,851,298 3.509
12/15/50
1,824,144
Morgan Stanley Capital I Trust , Series 2016-BNK2, Class ASB
154,458 2.860
11/15/49
152,577
ONE PARK Mortgage Trust , Series 2021-PARK, Class A
( 1M U.S. T-Bill MMY +
0.814% )
908,000 5.143
03/15/36
(a)(b)
890,448
STWD Trust , Series 2021-FLWR, Class A
( 1M U.S. T-Bill MMY +
0.691% )
1,027,625 5.020
07/15/36
(a)(b)
1,026,982
UBS Commercial Mortgage Trust , Series 2017-C2, Class ASB
367,598 3.264
08/15/50
363,139
Wells Fargo Commercial Mortgage Trust , Series 2015-C31, Class
ASB
3,177 3.487
11/15/48
3,164
Wells Fargo Commercial Mortgage Trust , Series 2016-C32, Class
A3
923,036 3.294
01/15/59
917,294
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $77,154,451)
76,762,410
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Notes – 6.2%
U.S. Treasury Notes
$ 14,443,800 0.750%
(c)
04/30/26
$ 14,003,716
5,761,400 4.875
(c)
04/30/26
5,795,833
8,490,000 4.125
(c)
02/28/27
8,514,182
26,074,600 3.875
(c)
03/31/27
26,048,118
TOTAL U.S. TREASURY NOTES
(Cost $54,502,429)
54,361,849
a
Certificate of Deposits – 4.4%
Bank of Montreal - Chicago Branch
( SOFR + 0.400% )
2,500,000 4.730
11/07/25
(b)
2,502,475
Bayerische Landesbank
( SOFR + 0.390% )
3,489,000 4.720
01/28/26
(b)
3,491,931
Credit Agricole Corporate and Investment Bank
( SOFR + 0.590% )
2,987,000 4.920
08/28/25
(b)
2,990,564
Deutsche Bank AG-New York Branch
( SOFR + 0.400% )
3,200,000 4.744
10/10/25
(b)
3,200,031
( SOFR + 0.390% )
1,103,000 4.720
11/21/25
(b)
1,103,529
Deutsche Bank AG-New York Branch
1,800,000 4.630
11/06/25
1,800,198
Kookmin Bank
3,058,000 4.780
12/28/25
3,058,183
Landesbank
5,505,000 4.540
12/16/25
5,506,762
National Bank of Kuwait
2,251,000 4.630
08/28/25
2,251,226
( SOFR + 0.590% )
4,866,000 4.920
03/26/26
(b)
4,868,238
Natixis SA
( SOFR + 0.620% )
4,667,000 4.950
10/29/26
(b)
4,690,217
Toronto-Dominion Bank (The) - New York Branch
3,211,000 4.580
12/17/25
3,212,413
TOTAL CERTIFICATE OF DEPOSITS
(Cost $38,628,620)
38,675,767
Aaa a
Short-Term Investment – 9.6%
Commercial Paper – 9.6%
Abbvie, Inc.
$ 4,424,000 4.751% 4,362,506
Air Lease Corp.
2,663,000 4.931 2,661,615
American Honda
4,900,000 4.842 4,849,236
B.A.T. International Finance PLC
1,756,000 4.747 1,723,936
BASF SE
3,430,000 4.840 3,367,951
Bell Canada, Inc.
1,370,000 4.774 1,367,795
2,208,000 4.774 2,204,180
BofA Securities, Inc.
1,652,000 4.638 1,618,018
Commonspirit Health

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
Principal
Amount Interest Rate Maturity Date Value
Aaa (continued) a (continued)
Short-Term Investment - (continued)
Commercial Paper – (continued)
$ 2,112,000 4.968% $ 2,100,764
3,579,000 4.860 3,549,581
Fidelity National Information Services, Inc.
875,000 4.672 874,221
First Abu Dhabi Bank P.J.S.C.
3,980,000 4.725 3,857,217
General Motors Financial Co., Inc.
5,111,000 4.595 5,109,058
Intesa Sanpaolo SpA
4,000,000 4.844 3,933,040
Macquarie Bank Ltd.
1,020,000 4.690 1,020,014
National Bank of Canada, GMTN
(SOFRINDX + 0.900%)
2,437,000 5.253
(b)
2,438,802
National Bank of Kuwait
(SOFR + 0.630%)
5,500,000 4.940
(b)
5,500,040
Northrop Grumman Corp.
4,316,000 4.803 4,285,745
Nutrien Ltd.
2,638,000 4.735 2,633,911
ONEOK, Inc.
3,699,000 4.730 3,686,313
Oracle Corp.
3,490,000 4.705 3,479,181
Reckitt Benckiser Treasury Services PLC
2,726,000 4.750 2,697,786
2,715,000 4.760 2,686,574
Rwe Aktiengesellschaft
4,277,000 5.014 4,235,171
Standard Chartered FRN
2,311,000 4.640 2,311,924
UBS AG - London Branch
3,782,000 4.647 3,696,073
VW Credit, Inc.
1,839,000 4.838 1,832,637
Wells Fargo Bank NA
(SOFR + 1.070%)
2,122,000 5.415
(b)
2,136,272
TOTAL SHORT-TERM INVESTMENT
(Cost $84,209,344)
84,219,561
Shares
Dividend
Rate Value
aa a
Investment Company – 1.2%
(d)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
10,428,698 4.216% $ 10,428,698
(Cost $10,428,698)
TOTAL INVESTMENTS – 99.3%
(Cost $866,344,159)
$ 866,433,125
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.7%
5,925,967
NET ASSETS – 100.0%
$ 872,359,092
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2025.
(c) Interest rates represent either the stated coupon rate,
annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(d) Represents an affiliated issuer.
Investment Abbreviations:
BA — Banker Acceptance Rate
CLO — Collateralized Loan Obligation
CMT — Constant Maturity Treasury Index
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GMTN — Global Medium Term Note
LP — Limited Partnership
MMY — Money Market Yield
MTN — Medium Term Note
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
T-Bill — Treasury Bill

Goldman Sachs Ultra Short Bond ETF
Schedule of Investments
May 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price).
GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to a Fund’s investments that do not have readily available market quotations, the Trustees have designated the Advisor as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”.) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or
(ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-
denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.
ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.
Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Goldman Sachs Ultra Short Bond ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.
iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2025:
Ultra Short Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Asset-Backed Securities $ — $ 194,320,160 $ —
Certificate of Deposit — 38,675,767 —
Corporate Obligations — 201,481,109 —
Foreign Corporate Debt — 206,183,571 —
Mortgage-Backed Securities — 76,762,410 —
U.S. Treasury Notes 54,361,849 — —
Short-Term Investment — 84,219,561 —
Investment Company 10,428,698 — —
Total
$ 64,790,547 $ 801,642,578 $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Ultra Short Bond ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk —
Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Industry Concentration Risk —
In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, the applicable Fund will not concentrate in a particular industry or group of industries.
Interest Rate Risk
— When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Large Shareholder Transaction Risk
— Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Cboe BZX and may, therefore, have a material upward or downward effect on the market price of the Shares.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Ultra Short Bond ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Liquidity Risk
— The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests.
Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund‘s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.
Market and Credit Risks
— In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a
Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk —
The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV.
Mortgage-Backed and Other Asset-Backed Securities Risk —
Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including "extension risk" (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and "prepayment risk" (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)